SHARE CAPITAL	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
SHARE CAPITAL

9. SHARE CAPITAL

a)	Share capital

Authorized share capital

Unlimited Common Shares without par value.

BRUUSH ORAL CARE INC.

NOTES TO THE CONDENSED INTERIM FINANCIAL STATEMENTS

(Unaudited - Expressed in U.S. dollars)

Three and six months ended April 30, 2023 and 2022

Shares outstanding

On July 29, 2022, the Company completed a share reorganization (the “Share Reorganization”) to redesignate all Class B shares to common shares and to convert the Class A shares to common shares. The Company also effected a share consolidation on the basis of 1 new share for each 3.86 shares outstanding (the “Consolidation”). Prior to the Share Reorganization and Consolidation, the Company had 6,824,127 Class A and 7,130,223 Class B common shares issued and outstanding. Immediately following the Share Reorganization and Consolidation, the Company had 3,615,116 common shares outstanding. Except where otherwise indicated, all historical share numbers and per share amounts have been adjusted on a retroactive basis to reflect the Share Reorganization and Consolidation.

The Company also completed another Share Reorganization on July 31, 2023 in which 1 new share was issued for each 25 outstanding shares. Prior to this Share Reorganization, a total of 12,784,209 common shares were outstanding and they were converted into 511,361 common shares. Except where otherwise indicated, all historical share numbers and per share amounts have been adjusted on a retroactive basis to also reflect this Share Reorganization.

Six months ended April 30, 2023:

On December 9, 2022, the Company closed a private placement pursuant (“the Private placement”) to a securities purchase agreement with institutional investors. The Company issued 118,667 units (“the units”) and 78,000 pre-funded units (“the pre-funded units”) at a purchase price of $15 per unit for gross proceeds of $2,948,050. The pre-funded units were sold at a purchase price of $14.98. Each of the units consists of one share of common stock and one non-tradable warrant (“the unit warrants”) exercisable for one share of common stock at a price of $15 for a period of 5.5 years from the closing date of the Private placement. The pre-funded Unit consist of one pre-funded common share purchase warrant of the Company (a “pre-funded warrant”) and one unit warrant. As at April 30, 2023, $283 had been received in advance as subscriptions for warrants still to be exercised.

In connection with the Private placement, the Company paid share issuance costs of $623,776 consisting of $295,000 in underwriting fees, $132,500 in legal fees and $196,276 in other related expenses. Total transaction costs of $623,776 were incurred relating to the Private placement and $205,982 was allocated to equity.

During the six months ended April 30, 2023, the Company issued 66,667 common shares as a result of the exercise of 66,667 warrants for total proceeds of $1,667. The weighted average market price of the Company’s common shares at the period of the exercise was $9.56 per share.

Six months ended April 30, 2022:

There were no share issuances during the six months ended April 30, 2022.

a)	Options

The Company has established a stock option plan for its directors, officers, employees, and consultants under which the Company may grant options (each, an “Option”) from time to time to acquire Shares. The exercise price of each Option shall be determined by the Board of Directors. Options may be granted for a maximum term of five years from the date of grant. Options are non-transferable and expire immediately upon termination of employment for cause, or within 30 days of termination of employment for cause, or within 30 days of termination of employment or holding office as director or officer of the Company or in the case of death. Unless otherwise provided in the applicable grant agreement, Options fully vest upon the grant thereof.

BRUUSH ORAL CARE INC.

NOTES TO THE CONDENSED INTERIM FINANCIAL STATEMENTS

(Unaudited - Expressed in U.S. dollars)

Three and six months ended April 30, 2023 and 2022

Six months ended April 30, 2023:

On April 3, 2023, the Company granted 40,800 stock options to its directors and officers. Each option is exercisable for one common share in the capital of the Company at an exercise price of $6.25 per share. These options vest over four years from the date of grant and expire on April 3, 2028. The fair value of the options was estimated to be $162,384 based on the Black-Scholes Option Pricing Model using the following assumptions: fair value of the underlying stock – $6.48, exercise price $6.50, expected dividend yield - 0%, expected volatility - 72%, risk-free interest rate – 2.94% and an expected remaining life – 5 years.

Six months ended April 30, 2022:

There were no option grants during the six months ended April 30, 2022.

During the six months ended April 30, 2023, the Company recognized share-based compensation expense of $6,245 for the vesting of options (six months ended April 30, 2022 - $7,862).

As at April 30, 2023, the following options were outstanding and vested, entitling the holders thereof the right to purchase one common share for each option held as follows:

Outstanding	Exercise Price	Expiry Date	Vested
3,207	CAD$172.50	November 9, 2025	3,207
40,800	$6.25	April 3, 2028	-
44,007			3,207

b)	Warrants

During August 2022, the Company’s volume weighted average stock price was less than the exercise floor of $52 as per the agreements for the warrants issued as part of the units offered in the Company’s initial public offering (“IPO”) as a result, the following occurred:

●	Effective after the closing of trading on November 3, 2022 (the 90th calendar day immediately following the issuance date of the Warrants), the exercise price of all IPO warrants was reset from $104 to $52 (“reset price”). The other terms of the IPO warrants remained unchanged.
●	On November 3, 2022, the Company also issued to an aggregate amount of 266,420 additional warrants (“the additional warrants”) to purchase 266,420 shares of common stock. The Additional Warrants expire November 3, 2027 and are exercisable at a price of $52.

Continuity of the warrants issued and outstanding as follows:

	Number of warrants	Weighted average exercise price
Outstanding, October 31, 2021	29,210	$196.75
Granted	174,078	105.50
Outstanding, October 31, 2022	203,288	$118.75
Granted	553,019	5.25
Exercised	(66,667)	0.025
Outstanding, April 30, 2023	689,640	$46.00

BRUUSH ORAL CARE INC.

NOTES TO THE CONDENSED INTERIM FINANCIAL STATEMENTS

(Unaudited - Expressed in U.S. dollars)

Three and six months ended April 30, 2023 and 2022

The following table discloses the number of warrants outstanding as at April 30, 2023:

Number of warrants	Price	Expiry date
10,736	CAD$86.75	August 3, 2024
18,474	CAD$260.50	August 3, 2024
163,565	$52	August 4, 2027
10,514	$130	August 4, 2027
11,931	$0.025	August 4, 2027
266,420	$52	November 3, 2027
118,667	$15	June 9, 2028
78,000	$15	June 9, 2028
11,333	$0.025	No expiry
689,640

As at April 30, 2023, the weighted average life remaining of warrants outstanding is 4.36 years.

c)	Restricted Share Awards

On June 30, 2022, the Company issued 19,689 Restricted Share Awards (“RSU” or “RSU’s”) to directors of the Company. The RSU’s vest over a period of three years, in three equal tranches on the first, second, and third anniversaries of the grant date. At October 31, 2022, none of the RSU’s had vested. The Company recognizes the share-based payment expense over the vesting terms. The share-based compensation costs for the RSU’s are based on the share price at the date of grant at a price of $71.25 per RSU.

During the six months ended April 30, 2023, the Company recognized share-based compensation expense of $399,909 for the vesting of RSUs (Six months ended April 30, 2022 - $nil).

As at April 30, 2023 and October 31, 2022, 19,689 RSU’s were outstanding.

12. SHARE CAPITAL

a)	Share capital

Authorized share capital

Unlimited Common Shares without par value.

Shares outstanding

On July 29, 2022, the Company completed a share reorganization (the “Share Reorganization”) to redesignate all Class B shares to common shares and to convert the Class A shares to common shares. The Company also effected a share consolidation on the basis of 1 new share for each 3.86 shares outstanding (the “Consolidation”). Prior to the Share Reorganization and Consolidation, the Company had 6,824,127 Class A and 7,130,223 Class B common shares issued and outstanding. Immediately following the Share Reorganization and Consolidation, the Company had 3,615,116 common shares outstanding. Except where otherwise indicated, all historical share numbers and per share amounts have been adjusted on a retroactive basis to reflect following the Share Reorganization and Consolidation.

Year ended October 31, 2022:

On July 22, 2022, the Company cancelled 316,023 common shares issued to a former director.

On August 5, 2022, the Company closed its IPO of 3,728,549 units at $4.16 per unit, each unit consists of one share of common stock and one warrant, with an exercise price of $4.16 per share. The gross proceeds of the offering were $15,510,764. The fair value of the warrants was determined to be $5,047,704 and was estimated using the Black-Scholes Options Pricing Model using the following assumptions: expected dividend yield - 0%, expected volatility - 66%, risk-free interest rate – 2.79% and an expected remaining life - 5 years. In connection with the IPO, the Company paid share issuance costs of $1,840,861 consisting of $1,085,753 in underwriting fees, $500,000 in legal fees and $255,108 in other related expenses. In addition, the Company issued 262,841 warrants to the underwriter exercisable at $5.20 until August 4, 2027. The fair value of the underwriter warrants was estimated to be $318,581 using the Black-Scholes Options Pricing Model using the following assumptions: expected dividend yield - 0%, expected volatility - 66%, risk-free interest rate – 2.92% and an expected remaining life - 5 years (Note 13).

On August 5, 2022, the Company issued 757,212 shares with a fair value of $2,124,886 as part of the repayment of its December Senior Secured Promissory Notes and April Senior Secured Promissory Notes.

On September 30, 2022, the Company issued 50,000 shares with a fair value of $140,310 to a consultant for marketing services.

Year ended October 31, 2021:

On August 13, 2021, the Company issued 2,277 common shares to a consultant for services rendered. The fair value of the shares was estimated to be $12,658 based on the price of the most recently completed financing.

Year ended January 31, 2021:

On February 12, 2020, the Company issued 108,233 shares for nominal consideration to its CEO for services rendered. The fair value of the shares is estimated to be $452,694 and is recorded as share-based compensation in the statements of comprehensive loss.

On February 12, 2020, the Company issued 36,078 shares at CAD$5.56 ($4.17) per share for gross proceeds of CAD$200,000 ($150,898).

BRUUSH ORAL CARE INC.

NOTES TO THE FINANCIAL STATEMENTS

(Expressed in U.S. dollars)

Twelve months ended October 31, 2022, nine months ended October 31, 2021 and twelve months ended January 31, 2021

12.	SHARE CAPITAL (continued)

On February 13, 2020, the Company issued 90,194 shares at CAD$5.56 ($4.17) per share for gross proceeds of CAD$525,000 ($377,239).

On June 24, 2020, the Company issued 508,696 shares for nominal consideration to its CEO for services rendered. The fair value of the shares is estimated to be $2,074,902 is recorded as share-based compensation in the statements of comprehensive loss.

On June 24, 2020, the Company issued 112,743 shares at CAD$2.20 ($1.66) per share for gross proceeds of CAD$250,000 ($183,945). As the shares were issued at a price lower than other financings held during the same period, the Company has determined that the fair value of the shares issued to be $459,863 based on the share price of the most recent financing of shares. The difference between the proceeds received and the fair value of the shares of $275,918 has been recognized as consulting fees in the statements of comprehensive loss.

On July 17, 2020, the Company issued 489,026 shares for nominal consideration to directors of the Company for services rendered. The fair value of the shares is estimated to be $1,997,611 and has been recorded as share-based compensation on the statements of comprehensive loss.

In July and August 2020, the Company completed a private placement of 535,491 units at CAD$2.32 ($1.66) per unit for gross proceeds of CAD$1,240,198 ($746,365). Each unit comprises of one share and on half-warrant exercisable at CAD$3.47 ($2.59) for twenty-four months from the time the Company completes a bone-fide public offering of common shares under a prospectus or registration statement filed with the securities regulatory authorities in Canada or the United States (the “Liquidity Event”). The fair value of the attached warrants was determined to be $178,955 and was estimated using the Black-Scholes Options Pricing Model using the following assumptions: expected dividend yield - 0%, expected volatility - 100%, risk-free interest rate - 0.28% and an expected remaining life - 2.95 years.

In August and September 2020, the Company completed a brokered private placement of 756,230 units at CAD$6.95 ($5.17) per unit for gross proceeds of CAD$5,311,684 ($3,217,886). Each unit comprises of one share and on half-warrant exercisable at CAD$10.42 ($7.80) for twenty-four months from Liquidity Event. The fair value allocated to the attached warrants upon issuance was estimated to be $821,346. In conjunction with the private placement, the Company paid finders fees of $400,083 and issued 179,434 finders’ units. Each finders’ unit comprises of one share and on half-warrant with the same terms as the unit warrants. The Company also issued 236,073 broker warrants with the same terms as the unit warrants. The fair value of the broker warrants upon issuance was determined to be $123,981 and was estimated using the Black-Scholes Options Pricing Model using the following assumptions: expected dividend yield - 0%, expected volatility - 100%, risk-free interest rate - 0.30% and an expected remaining life - 2.84 years.

a)	Options

The Company has established a stock option plan for its directors, officers, employees, and consultants under which the Company may grant options (each, an “Option”) from time to time to acquire Shares. The exercise price of each Option shall be determined by the Board of Directors. Options may be granted for a maximum term of five years from the date of grant. Options are non-transferable and expire immediately upon termination of employment for cause, or within 30 days of termination of employment for cause, or within 30 days of termination of employment or holding office as director or officer of the Company or in the case of death. Unless otherwise provided in the applicable grant agreement, Options fully vest upon the grant thereof.

During the year ended January 31, 2021, the Company granted 80,181 options exercisable at CAD$6.95 until November 9, 2025. 40,876 of the options vested on November 23, 2020, with the remaining options vesting on November 23, 2021. The fair value of the options was determined to be $145,933 and was estimated using the Black-Scholes Options Pricing Model using the following assumptions: expected dividend yield - 0%, expected volatility - 100%, risk-free interest rate - 0.25% and an expected remaining life - 5 years.

BRUUSH ORAL CARE INC.

NOTES TO THE FINANCIAL STATEMENTS

(Expressed in U.S. dollars)

Twelve months ended October 31, 2022, nine months ended October 31, 2021 and twelve months ended January 31, 2021

12.	SHARE CAPITAL (continued)

During the year ended October 31, 2022, the Company recognized share-based compensation expense of $7,861 for the vesting of options (9 months ended October 31, 2021 - $92,276; 12 months ended January 31, 2021 - $145,933).

As at October 31, 2022, October 31, 2021, and January 31, 2021, 80,181 options with an exercise price of CAD$6.90, expiring on November 9, 2025, were outstanding and exercisable.

b)	Warrants

During the year ended October 31, 2022, the Company granted 360,577 warrants of the Company related to its December Senior Secured Promissory Notes. These warrants have an exercise price of $4.16, expiring on August 4, 2027. These warrants have a cashless exercise provision and are accounted for as derivative liabilities, see Note 13.

During the year ended October 31, 2022, the Company issued 3,728,549 warrants of the Company as part of its IPO. These warrants have an exercise price of $4.16, expiring on August 4, 2027. These warrants have a cashless exercise provision and are accounted for as derivative liabilities, see Note 13.

During the year ended October 31, 2022, the Company issued 262,841 warrants of the Company to the underwriter of its IPO. These warrants have an exercise price of $5.20, expiring on August 4, 2027.

During the year ended January 31, 2021, in connection with a private placement, the Company issued 267,745 warrants with an exercise price of CAD$3.47 ($2.66) per warrant with an expiry date of twenty-four months from the Liquidity Event. As the warrants have an exercise price denominated in a currency other than the Company’s functional currency, they are derivative financial instruments measured at fair value at the end of each reporting period see Note 13. 661 broker warrants with the same terms were also issued.

During the year ended January 31, 2021, in connection with a private placement, the Company issued 401,354 warrants with an exercise price of CAD$10.42 ($7.80) per warrant with an expiry date of twenty-four months from the Liquidity Event. As the warrants have an exercise price denominated in a currency other than the Company’s functional currency, they are derivative financial instruments measured at fair value at the end of each reporting period, see Note 13. 60,498 broker warrants with the same terms were also issued.

Continuity of the warrants issued and outstanding as follows:

	Number of warrants	Weighted average exercise price
Outstanding, January 31, 2020	-	$-
Granted	730,258	7.87
Outstanding, January 31, 2021 and October 31, 2021	730,258	$7.87
Granted	4,351,967	4.22
Outstanding, October 31, 2022	5,082,225	$4.75

The following table discloses the number of warrants outstanding as at October 31, 2022:

Number of warrants	Price	Expiry date
181,869	CAD$3.47	June 30, 2023
86,537	$2.85	June 30, 2023
461,852	CAD$10.42	June 30, 2023
4,089,126	$4.16	August 4, 2027
262,841	$5.20	August 4, 2027
5,082,225

As at October 31, 2022, the weighted average life remaining of warrants outstanding is 4.17 years.

BRUUSH ORAL CARE INC.

NOTES TO THE FINANCIAL STATEMENTS

(Expressed in U.S. dollars)

Twelve months ended October 31, 2022, nine months ended October 31, 2021 and twelve months ended January 31, 2021

12.	SHARE CAPITAL (continued)

c)	Restricted Share Awards

On June 30, 2022, the Company issued 492,228 Restricted Share Awards (“RSU” or “RSU’s”) to directors of the Company. The RSU’s vest over a period of three years, in three equal tranches on the first, second, and third anniversaries of the grant date. At October 31, 2022, none of the RSU’s had vested. The Company recognizes the share-based payment expense over the vesting terms. The share-based compensation costs for the RSU’s are based on the share price at the date of grant at a price of $2.85 per RSU.

During the year ended October 31, 2022, the Company recognized share-based compensation expense of $271,761 for the vesting of RSUs (9 months ended October 31, 2021 - $nil, 12 months ended January 31, 2021 - $nil).

	Number of RSUs	Weighted average grant date fair value
Outstanding, January 31, 2021 and October 31, 2021	-	$-
Granted	492,228	2.85
Outstanding, October 31, 2022	492,228	$2.85
Vested, October 31, 2022	-	$-